STOCKBASED COMPENSATION (Details 1) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Common stock equivalent, Number outstanding, Begining balance	835,366,000	774,616,000
Common stock equivalent, Granted		191,700,000
Common stock equivalent, Cancelled	(148,500,000)	(130,950,000)
Common stock equivalent, Number outstanding, Ending balance	686,866,000	835,366,000
Options [Member]
Common stock equivalent, Number outstanding, Begining balance	85,966,000	85,216,000
Common stock equivalent, Granted		8,000,000
Common stock equivalent, Cancelled	(10,500,000)	(7,250,000)
Common stock equivalent, Number outstanding, Ending balance	75,466,000	85,966,000
Price Appreciation Certificates [Member]
Common stock equivalent, Number outstanding, Begining balance	749,400,000	689,400,000
Common stock equivalent, Granted		183,700,000
Common stock equivalent, Cancelled	(138,000,000)	(123,700,000)
Common stock equivalent, Number outstanding, Ending balance	611,400,000	749,400,000